Eaton Vance
Municipal Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.4%
Security	Principal Amount (000's omitted)	Value
Education — 0.9%
Grand Canyon University, 4.125%, 10/1/24	$5,000	$ 4,764,500
		$ 4,764,500
Hospital — 0.5%
Harnett Health System, Inc., 4.25% to 4/1/25 (Put Date), 4/1/32	$3,045	$ 2,999,325
		$ 2,999,325
Total Corporate Bonds (identified cost $7,809,480)		$ 7,763,825

Tax-Exempt Mortgage-Backed Securities — 0.1%
Security	Principal Amount (000's omitted)	Value
Housing — 0.1%
FRETE 2017-ML01 Trust, Class A, (Freddie Mac guaranteed), 5.358%, (1 mo. USD LIBOR + 0.50%), 1/25/33(1)(2)	$456	$ 452,729
Total Tax-Exempt Mortgage-Backed Securities (identified cost $455,590)		$ 452,729

Tax-Exempt Municipal Obligations — 95.6%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 1.9%
Delaware Valley Regional Finance Authority, PA, 4.008%, (67% of 1 mo. USD LIBOR + 0.76%), 9/1/24 (Put Date), 9/1/48(2)	$8,000	$ 8,009,680
Virginia Resources Authority, (Pooled Financing Program), 5.25%, 11/1/47	1,850	2,112,219
		$ 10,121,899
Education — 3.4%
Arizona Industrial Development Authority, (Academies of Math & Science), 5.00%, 7/1/39(1)	$375	$ 367,643
California Municipal Finance Authority, (California Lutheran University):
5.00%, 10/1/31	600	638,520
5.00%, 10/1/37	1,400	1,448,776
Security	Principal Amount (000's omitted)	Value
Education (continued)
Capital Trust Agency, FL, (Florida Charter Educational Foundation, Inc.), 4.50%, 6/15/28(1)	$500	$ 486,165
Colorado State University, 4.00%, 3/1/45	3,370	3,268,057
Connecticut Health and Educational Facilities Authority, (Avon Old Farms School), 4.00%, 7/1/41	600	587,862
Massachusetts Development Finance Agency, (Harvard University), 4.00%, 7/15/36	5,000	5,123,300
Michigan Finance Authority, (Cesar Chavez Academy), 5.00%, 2/1/33	830	826,132
Pinellas County Educational Facilities Authority, FL, (Pinellas Academy of Math and Science):
4.125%, 12/15/28(1)	445	448,022
5.00%, 12/15/38(1)	2,690	2,734,170
Public Finance Authority, WI, (North Carolina Leadership Academy):
5.00%, 6/15/39(1)	190	179,529
5.00%, 6/15/49(1)	260	232,175
Public Finance Authority, WI, (Roseman University of Health Sciences):
5.00%, 4/1/40(1)	795	778,090
5.00%, 4/1/50(1)	960	891,667
Yonkers Economic Development Corp., NY, (Lamartine/Warburton, LLC - Charter School of Educational Excellence), 5.00%, 10/15/54	430	382,760
		$ 18,392,868
Electric Utilities — 5.0%
Hawaii Department of Budget and Finance, (Hawaiian Electric Co.), 3.20%, 7/1/39	$6,005	$ 5,083,833
Long Island Power Authority, NY, Electric System Revenue, 4.143%, (70% of 1 mo. USD LIBOR + 0.75%), 10/1/23 (Put Date), 5/1/33(2)	3,465	3,466,629
Lower Colorado River Authority, TX, (LCRA Transmission Services Corp.):
5.25%, 5/15/35	500	586,195
5.25%, 5/15/36	1,000	1,157,060
5.25%, 5/15/37	1,000	1,146,710
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities):
Green Bonds, 5.00%, 12/1/35	540	609,935
Green Bonds, 5.25%, 12/1/39	1,000	1,108,680
Seattle, WA, Municipal Light and Power Improvement Revenue, 4.00%, 7/1/43	3,000	2,999,640
South Carolina Public Service Authority:
5.25%, 12/1/33	2,000	2,332,960
5.25%, 12/1/34	2,000	2,304,320

Eaton Vance
Municipal Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Southern California Public Power Authority, (Southern Transmission System), 5.00%, 7/1/36(3)	$5,000	$ 5,943,850
		$ 26,739,812
Escrowed/Prerefunded — 0.8%
Central Texas Regional Mobility Authority, Prerefunded to 7/1/25, 5.00%, 1/1/29	$600	$ 626,004
District of Columbia, (Association of American Medical Colleges), Prerefunded to 10/1/23, 5.00%, 10/1/30	570	574,269
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), Prerefunded to 7/1/24, 5.00%, 7/1/29	500	510,115
Illinois Finance Authority, (Plymouth Place, Inc.), Escrowed to Maturity, 5.00%, 5/15/25	690	703,310
Massachusetts Development Finance Agency, (Atrius Health), Prerefunded to 6/1/29, 4.00%, 6/1/49	850	930,742
Public Finance Authority, WI, (Roseman University of Health Sciences):
Prerefunded to 4/1/30, 5.00%, 4/1/40(1)	45	51,935
Prerefunded to 4/1/30, 5.00%, 4/1/50(1)	50	57,706
University of North Carolina at Charlotte, Prerefunded to 4/1/25, 4.00%, 4/1/37	625	639,863
		$ 4,093,944
General Obligations — 15.4%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,000	$ 4,975,950
Atlanta, GA, Social Bonds, 5.00%, 12/1/37	3,500	4,065,215
Baltimore County, MD, 4.00%, 3/1/39	1,495	1,526,530
California, 5.00%, 11/1/42	5,000	5,696,150
Charles County, MD, 4.25%, 10/1/47	3,345	3,387,883
Chicago Board of Education, IL, 5.00%, 12/1/32	2,000	2,075,520
Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	398,670
Cypress-Fairbanks Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/38(3)	2,500	2,859,850
District of Columbia, 4.00%, 2/1/46	3,000	2,970,210
Hermiston School District No. 8R, OR, 0.00%, 6/15/43	2,665	1,075,834
Illinois:
4.00%, 7/1/37(3)	2,000	1,975,860
5.00%, 10/1/27	5,000	5,355,400
5.50%, 5/1/39	1,980	2,168,734
5.75%, 5/1/45	1,780	1,950,221
Kenosha County, WI:
1.50%, 9/1/29	540	501,331
1.50%, 9/1/30	480	433,867
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Kern Community College District, CA, (Election of 2016), 5.25%, 8/1/39	$1,400	$ 1,621,970
Lamar Consolidated Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/47	6,000	6,011,100
Multnomah County School District No. 1J, OR, 5.00%, 6/15/36	4,355	5,205,836
New York, NY, 5.00%, 8/1/29	450	451,579
Puerto Rico:
0.00%, 7/1/33	377	220,407
5.625%, 7/1/29	848	898,037
5.75%, 7/1/31	627	672,175
Raleigh, NC:
5.00%, 4/1/36	1,025	1,230,379
5.00%, 4/1/38	665	784,973
5.00%, 4/1/39	2,465	2,894,156
5.00%, 4/1/41	1,775	2,061,254
Renton School District No. 403, WA, 4.00%, 12/1/39	1,250	1,281,975
Rockwall Independent School District, TX, (PSF Guaranteed), 4.00%, 2/15/53(3)	4,000	3,955,920
Sarpy County School District 0037, NE, 5.00%, 12/15/27	1,500	1,580,055
Spring Branch Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/42	4,620	5,159,570
Union County, NC, 5.00%, 9/1/37(3)	3,360	3,978,677
Virginia Public School Authority, 5.00%, 8/1/36(3)	2,510	2,978,140
		$ 82,403,428
Hospital — 10.4%
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	$2,110	$ 2,182,183
California Municipal Finance Authority, (NorthBay Healthcare Group):
5.00%, 11/1/28	300	305,910
5.00%, 11/1/30	150	152,585
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), Prerefunded to 11/1/24, 5.00%, 11/1/26	425	437,410
Colorado Health Facilities Authority, (CommonSpirit Health), 5.00%, 11/1/42	500	524,200
Crawford County Hospital Authority, PA, (Meadville Medical Center):
6.00%, 6/1/36	2,660	2,765,921
6.00%, 6/1/51	4,715	4,788,271
Darke County, OH, (Wayne HealthCare):
4.00%, 9/1/40	1,000	884,930
4.00%, 9/1/45	2,580	2,207,809
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,015,920

Eaton Vance
Municipal Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Halifax Hospital Medical Center, FL, 5.00%, 6/1/29	$1,830	$ 1,931,034
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	3,145	3,195,100
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,734,596
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center):
Prerefunded to 6/1/23, 5.125%, 6/1/26	475	475,608
Prerefunded to 6/1/23, 5.25%, 6/1/27	415	415,573
Jefferson County Civic Facility Development Corp., NY, (Samaritan Medical Center):
4.00%, 11/1/29	505	491,345
4.00%, 11/1/30	1,605	1,550,061
5.00%, 11/1/26	1,375	1,396,601
5.00%, 11/1/27	1,440	1,474,546
Lancaster County Hospital Authority, PA, (Penn State Health), 5.00%, 11/1/41	1,950	2,066,551
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/35(1)	275	264,586
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,021,560
New Hampshire Health and Education Facilities Authority, (Concord Hospital):
5.00%, 10/1/32	500	534,950
5.00%, 10/1/33	1,000	1,068,510
5.00%, 10/1/34	1,070	1,139,678
5.00%, 10/1/35	1,550	1,642,380
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), Prerefunded to 7/1/24, 5.00%, 7/1/30	500	510,405
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group):
5.00%, 7/1/27	470	476,698
Prerefunded to 1/1/24, 5.00%, 7/1/27	30	30,341
New Jersey Health Care Facilities Financing Authority, (St. Joseph's Healthcare System Obligated Group), 5.00%, 7/1/30	30	31,104
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 4.433%, (70% of 1 mo. USD LIBOR + 1.04%), 8/15/24 (Put Date), 8/15/48(2)	1,000	1,000,740
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/29	250	270,400
Oroville, CA, (Oroville Hospital):
5.00%, 4/1/31	1,705	1,562,905
5.25%, 4/1/34	1,900	1,756,246
Savannah Hospital Authority, GA, (St. Joseph's/Candler Health System, Inc.), 4.00%, 7/1/43	2,500	2,386,525
Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.):
5.00%, 12/1/25	$1,530	$ 1,596,295
5.00%, 12/1/26	1,410	1,472,392
5.00%, 12/1/28	1,550	1,620,060
University of North Carolina Hospitals at Chapel Hill, 5.00%, 2/1/45	2,140	2,435,983
Ward County, ND, (Trinity Obligated Group):
5.00%, 6/1/30	1,765	1,715,651
5.00%, 6/1/31	1,885	1,820,646
Washington Health Care Facilities Authority, (PeaceHealth), Prerefunded to 5/15/24, 5.00%, 11/15/26	1,000	1,017,560
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	250,658
		$ 55,622,427
Housing — 4.8%
California Municipal Finance Authority, (CHF-Riverside II, LLC), 5.00%, 5/15/37	$3,320	$ 3,474,214
Independent Cities Finance Authority, CA, (Union City Tropics):
4.00%, 5/15/32	1,060	1,078,296
4.00%, 5/15/33	1,100	1,118,403
Maryland Department of Housing and Community Development Administration, Sustainability Bonds, 4.35%, 7/1/43(3)	1,750	1,726,830
Maryland Economic Development Corp., (Bowie State University), Student Housing Revenue:
4.00%, 7/1/34	340	340,180
4.00%, 7/1/35	350	345,996
4.00%, 7/1/40	450	419,693
New York City Housing Development Corp., NY:
2.85%, 11/1/39	3,000	2,499,120
Green Bonds, 0.60% to 7/1/25 (Put Date), 5/1/61	3,200	2,956,736
North Carolina Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 4.35%, 7/1/43(3)	2,500	2,503,500
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing II, LLC - Arizona State University):
5.00%, 7/1/35	770	794,655
5.00%, 7/1/37	1,235	1,259,181
5.00%, 7/1/39	860	871,774
5.00%, 7/1/59	1,500	1,465,545
Phoenix Industrial Development Authority, AZ, (Downtown Phoenix Student Housing, LLC - Arizona State University), 5.00%, 7/1/31	355	370,382

Eaton Vance
Municipal Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Public Finance Authority, WI, (NC A&T Real Estate Foundation, LLC):
5.00%, 6/1/29	$365	$ 372,650
5.00%, 6/1/34	2,560	2,590,643
5.00%, 6/1/39	1,595	1,574,122
		$ 25,761,920
Industrial Development Revenue — 5.7%
Arkansas Development Finance Authority, (Big River Steel), (AMT), 4.50%, 9/1/49(1)	$4,000	$ 3,590,040
Chandler Industrial Development Authority, AZ, (Intel Corp.), (AMT), 5.00% to 9/1/27 (Put Date), 9/1/52	2,500	2,605,725
Maine Finance Authority, (Casella Waste Systems, Inc.):
(AMT), 4.375% to 8/1/25 (Put Date), 8/1/35(1)	875	867,107
(AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(1)	940	946,354
Miami-Dade County Industrial Development Authority, FL, (Waste Management, Inc.), (AMT), 4.40% to 11/1/23 (Put Date), 11/1/41	5,000	5,007,900
National Finance Authority, NH, (Covanta), Green Bonds, (AMT), 3.75% to 7/2/40 (Put Date), 7/1/45(1)	5,500	4,189,625
New Hampshire Business Finance Authority, (United Illuminating Co.), 2.80% to 10/2/23 (Put Date), 10/1/33	1,500	1,494,330
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.625%, 11/15/30	215	218,204
New Jersey Economic Development Authority, (New Jersey Natural Gas Co.), (AMT), 2.45% to 4/1/26 (Put Date), 4/1/59	2,500	2,428,125
New York State Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 2.875% to 12/3/29 (Put Date), 12/1/44(1)	1,175	1,036,315
New York Transportation Development Corp., (Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment), (AMT), 5.00%, 1/1/34	5,000	5,229,150
Niagara Area Development Corp., NY, (Covanta), 3.50%, 11/1/24(1)	1,920	1,874,899
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,015,660
		$ 30,503,434
Insured - Education — 0.3%
Missouri Southern State University:
(AGM), 4.00%, 10/1/33	$220	$ 229,506
(AGM), 4.00%, 10/1/35	125	129,220
(AGM), 4.00%, 10/1/36	150	153,848
(AGM), 4.00%, 10/1/37	85	86,531
(AGM), 4.00%, 10/1/38	70	70,775
Security	Principal Amount (000's omitted)	Value
Insured - Education (continued)
Missouri Southern State University: (continued)
(AGM), 4.00%, 10/1/39	$55	$ 55,306
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	759,855
		$ 1,485,041
Insured - Electric Utilities — 0.9%
Brownsville, TX, Utility System Revenue:
(AGM), 4.00%, 9/1/45	$1,505	$ 1,477,805
(BAM), 5.00%, 9/1/42	1,000	1,086,310
Puerto Rico Electric Power Authority:
(AGC), 5.00%, 7/1/26	280	281,761
(NPFG), 5.25%, 7/1/23	335	335,275
(NPFG), 5.25%, 7/1/25	170	170,600
(NPFG), 5.25%, 7/1/29	1,110	1,118,103
(NPFG), 5.25%, 7/1/30	530	532,814
(NPFG), 5.25%, 7/1/34	100	100,538
		$ 5,103,206
Insured - General Obligations — 2.4%
Bayonne, NJ:
(AGM), 5.00%, 8/1/25	$885	$ 925,418
(AGM), 5.00%, 8/1/26	915	959,698
Chicago Board of Education, IL:
(NPFG), 0.00%, 12/1/26	1,580	1,380,335
(NPFG), 0.00%, 12/1/28	1,560	1,261,588
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	329,339
Lennox School District, CA, (Election of 2016), (AGM), 4.00%, 8/1/47	2,750	2,626,003
McCook, IL:
(AGM), 4.00%, 12/1/26	260	270,483
(AGM), 4.00%, 12/1/27	300	316,293
McHenry County Community Unit School District No. 12, IL:
(AGM), 5.00%, 1/1/25	890	900,573
(AGM), 5.00%, 1/1/26	925	935,406
Proviso Township High School District No. 209, IL, (AGM), 5.00%, 12/1/28	1,000	1,122,190
Twin Rivers Unified School District, CA, (Election of 2022), (BAM), 4.125%, 8/1/47	1,120	1,105,406
Will and Cook Counties Community High School District No. 210, IL:
(AGM), 0.00%, 1/1/28	500	425,240
(BAM), 0.00%, 1/1/33	200	140,472
		$ 12,698,444

Eaton Vance
Municipal Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Housing — 0.1%
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	$400	$ 402,268
		$ 402,268
Insured - Lease Revenue/Certificates of Participation — 0.2%
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/28	$1,185	$ 982,732
		$ 982,732
Insured - Special Tax Revenue — 0.8%
Sales Tax Securitization Corp., IL, (BAM), 5.00%, 1/1/37	$4,000	$ 4,338,800
		$ 4,338,800
Insured - Transportation — 2.3%
Allegheny County Airport Authority, PA, (Pittsburgh International Airport), (AGM), (AMT), 4.00%, 1/1/46	$5,000	$ 4,758,200
Love Field Airport Modernization Corp., TX, (AGM), (AMT), 4.00%, 11/1/37	2,840	2,834,519
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	186,556
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	2,000	2,006,220
Pennsylvania Economic Development Financing Authority, (PennDOT Major Bridges Package One), (AGM), (AMT), 5.50%, 6/30/42	2,500	2,771,200
		$ 12,556,695
Insured - Water and Sewer — 1.7%
Eagle River Water and Sanitation District, CO, (AGM), 4.00%, 12/1/52	$5,500	$ 5,290,175
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	4,000	4,075,400
		$ 9,365,575
Lease Revenue/Certificates of Participation — 1.4%
New Jersey Transportation Trust Fund Authority, (Transportation Program):
5.00%, 6/15/40	$2,000	$ 2,183,360
5.25%, 6/15/39	1,500	1,675,035
Virginia Public Building Authority, 4.00%, 8/1/42	1,440	1,463,141
Will and Kankakee Counties Community Unit School District No. 255-U, IL:
5.00%, 6/1/28	1,370	1,424,567
Security	Principal Amount (000's omitted)	Value
Lease Revenue/Certificates of Participation (continued)
Will and Kankakee Counties Community Unit School District No. 255-U, IL: (continued)
5.00%, 6/1/29	$700	$ 727,167
		$ 7,473,270
Other Revenue — 5.7%
Black Belt Energy Gas District, AL, 4.23%, (SIFMA + 0.37%), 10/1/26 (Put Date), 10/1/49(2)	$5,000	$ 4,836,650
Buckeye Tobacco Settlement Financing Authority, OH:
4.00%, 6/1/37	4,000	3,986,800
5.00%, 6/1/36	2,000	2,135,980
5.00%, 6/1/55	3,055	2,851,873
California Infrastructure and Economic Development Bank, (Los Angeles County Museum of Art), 4.56%, (SIFMA + 0.70%), 6/1/26 (Put Date), 12/1/50(2)	2,300	2,235,853
Cleveland-Cuyahoga County Port Authority, OH, (Playhouse Square Foundation):
5.00%, 12/1/28	1,050	1,068,365
5.50%, 12/1/53	740	743,485
Kalispel Tribe of Indians, WA:
Series A, 5.00%, 1/1/32(1)	1,455	1,502,084
Series B, 5.00%, 1/1/32(1)	1,000	1,032,360
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/30 (Put Date), 6/1/53	2,000	2,110,320
Morongo Band of Mission Indians, CA, 5.00%, 10/1/42(1)	1,775	1,766,409
Southeast Alabama Gas Supply District, (Project No. 2), 4.098%, (67% of 1 mo. USD LIBOR + 0.85%), 6/1/24 (Put Date), 6/1/49(2)	3,000	2,991,840
Texas Municipal Gas Acquisition and Supply Corp. I, Gas Supply Revenue, 3.96%, (67% of 3 mo. USD LIBOR + 0.70%), 12/15/26(2)	3,150	3,131,478
		$ 30,393,497
Senior Living/Life Care — 11.7%
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/26	$1,730	$ 1,762,507
5.00%, 11/15/27	1,320	1,340,684
Centerville, OH, (Graceworks Lutheran Services):
5.00%, 11/1/23	450	450,126
5.00%, 11/1/24	705	704,091
5.00%, 11/1/26	770	763,193
5.00%, 11/1/27	425	417,792
Clackamas County Hospital Facility Authority, OR, (Rose Villa):
5.00%, 11/15/27	285	284,307
5.00%, 11/15/28	300	298,419

Eaton Vance
Municipal Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Clackamas County Hospital Facility Authority, OR, (Rose Villa): (continued)
5.00%, 11/15/29	$315	$ 312,225
5.00%, 11/15/30	330	325,717
5.375%, 11/15/55	300	266,307
Colorado Health Facilities Authority, (Christian Living Neighborhoods), 4.00%, 1/1/29	600	545,742
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community):
5.00%, 5/15/24	525	527,089
5.00%, 5/15/25	300	302,010
5.00%, 5/15/26	350	352,929
5.00%, 5/15/27	400	403,624
District of Columbia, (Ingleside at Rock Creek), 4.125%, 7/1/27	850	818,805
Franklin County Industrial Development Authority, PA, (Menno-Haven, Inc.):
5.00%, 12/1/30	500	468,425
5.00%, 12/1/39	370	322,999
Glendale Industrial Development Authority, AZ, (Terraces of Phoenix), 4.00%, 7/1/28	225	205,909
Hanover County Economic Development Authority, VA, (Covenant Woods):
5.00%, 7/1/38	125	119,111
5.00%, 7/1/48	465	414,348
5.00%, 7/1/51	1,000	882,010
Howard County, MD, (Vantage House):
5.00%, 4/1/26	990	968,467
5.00%, 4/1/36	2,035	1,823,380
Illinois Finance Authority, (Lifespace Communities, Inc.), 5.00%, 5/15/27	370	349,558
Illinois Finance Authority, (Presbyterian Homes Obligated Group), 4.56%, (SIFMA + 0.70%), 5/1/26 (Put Date), 5/1/42(2)	1,090	1,061,747
Lancaster County Hospital Authority, PA, (Brethren Village):
5.00%, 7/1/23	700	699,748
5.00%, 7/1/24	915	912,072
5.00%, 7/1/25	650	645,619
Massachusetts Development Finance Agency, (Linden Ponds, Inc.), 5.00%, 11/15/28(1)	1,200	1,257,624
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services), 4.00%, 2/1/35	310	271,355
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.):
4.00%, 12/1/30	200	204,264
4.00%, 12/1/31	150	153,138
4.00%, 12/1/32	200	204,128
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Montgomery County Industrial Development Authority, PA, (Waverly Heights, Ltd.): (continued)
4.00%, 12/1/33	$100	$ 101,666
4.00%, 12/1/34	200	202,518
4.00%, 12/1/35	350	352,356
4.00%, 12/1/36	350	349,997
4.00%, 12/1/37	300	296,928
4.00%, 12/1/38	300	293,067
Montgomery County Industrial Development Authority, PA, (Whitemarsh Continuing Care Retirement Community), 5.00%, 1/1/33	1,890	1,797,976
National Finance Authority, NH, (The Vista):
5.25%, 7/1/39(1)	920	834,109
5.75%, 7/1/54(1)	1,725	1,552,897
New Hope Cultural Education Facilities Finance Corp., TX, (Longhorn Village):
5.00%, 1/1/25	1,000	997,720
5.00%, 1/1/26	1,040	1,036,090
5.00%, 1/1/27	1,095	1,086,974
5.00%, 1/1/29	1,205	1,188,576
5.00%, 1/1/30	630	617,381
New Mexico Hospital Equipment Loan Council, (Haverland Carter Lifestyle Group):
5.00%, 7/1/30	430	407,378
5.00%, 7/1/33	305	280,704
5.00%, 7/1/34	195	177,651
5.00%, 7/1/39	2,450	2,083,259
Norfolk Redevelopment and Housing Authority, VA, (Fort Norfolk Retirement Community, Inc. - Harbor's Edge):
4.00%, 1/1/29	1,335	1,217,880
5.25%, 1/1/54	250	198,718
Palm Beach County Health Facilities Authority, FL, (Lifespace Communities, Inc.):
5.00%, 5/15/28	255	238,683
5.00%, 5/15/30	300	274,899
5.00%, 5/15/31	775	702,638
5.00%, 5/15/32	650	582,900
Polk County Industrial Development Authority, FL, (Carpenter's Home Estates, Inc.), 5.00%, 1/1/39	400	370,820
Public Finance Authority, WI, (Penick Village), 5.00%, 9/1/39(1)	1,540	1,286,331
Salem Hospital Facility Authority, OR, (Capital Manor):
5.00%, 5/15/27	250	252,540
5.00%, 5/15/28	270	273,348
Santa Fe, NM, (El Castillo Retirement Residences):
5.00%, 5/15/34	650	616,661
5.00%, 5/15/39	480	427,805

Eaton Vance
Municipal Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
South Carolina Jobs-Economic Development Authority, (Bishop Gadsden Episcopal Retirement Community):
4.00%, 4/1/34	$600	$ 541,980
5.00%, 4/1/49	1,510	1,319,785
South Carolina Jobs-Economic Development Authority, (South Carolina Episcopal Home at Still Hopes):
5.00%, 4/1/28	1,675	1,659,841
5.00%, 4/1/29	1,000	986,880
South Carolina Jobs-Economic Development Authority, (Woodlands at Furman), 5.00%, 11/15/42	300	276,102
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis Obligated Group), 5.00%, 9/1/27	1,930	1,930,598
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group), 5.00%, 12/1/25	625	625,156
Suffolk County Economic Development Corp., NY, (Peconic Landing at Southold, Inc.), 5.00%, 12/1/29	500	507,435
Tarrant County Cultural Education Facilities Finance Corp., TX, (MRC Stevenson Oaks), 6.875%, 11/15/55	4,650	4,260,934
Tempe Industrial Development Authority, AZ, (Mirabella at ASU), 5.35%, 10/1/25(1)	3,000	2,768,040
Tulsa County Industrial Authority, OK, (Montereau, Inc.):
5.00%, 11/15/28	540	558,792
5.00%, 11/15/29	400	413,084
Vermont Economic Development Authority, (Wake Robin Corp.):
5.00%, 5/1/25	745	744,858
5.00%, 5/1/26	585	584,029
5.00%, 5/1/27	500	498,030
Washington Housing Finance Commission, (Bayview Manor Homes):
4.00%, 7/1/26(1)	765	726,299
5.00%, 7/1/31(1)	750	701,160
Washington Housing Finance Commission, (Judson Park), 4.00%, 7/1/28(1)	250	229,833
Washington Housing Finance Commission, (Transforming Age):
5.00%, 1/1/27(1)	840	795,497
5.00%, 1/1/28(1)	445	415,078
5.00%, 1/1/29(1)	460	422,579
5.00%, 1/1/34(1)	500	429,060
5.00%, 1/1/39(1)	750	601,860
		$ 62,936,849
Special Tax Revenue — 5.1%
Baltimore, MD, (Harbor Point):
3.45%, 6/1/35(1)	$310	$ 260,450
Security	Principal Amount (000's omitted)	Value
Special Tax Revenue (continued)
Baltimore, MD, (Harbor Point): (continued)
3.50%, 6/1/39(1)	$650	$ 529,958
Bullhead City, AZ, Excise Taxes Revenue, 2.10%, 7/1/36	585	472,902
Irving, TX, Hotel Occupancy Tax Revenue:
5.00%, 8/15/31	225	241,011
5.00%, 8/15/33	190	202,838
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,157,612
New York City Transitional Finance Authority, NY, Future Tax Revenue:
4.00%, 5/1/47	5,000	4,898,500
(SPA: JPMorgan Chase Bank, N.A.), 3.75%, 8/1/39(4)	5,400	5,400,000
(SPA: JPMorgan Chase Bank, N.A.), 3.75%, 8/1/42(4)	3,800	3,800,000
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	4,910	4,741,096
South Village Community Development District, FL:
2.375%, 5/1/23	100	100,000
2.50%, 5/1/24	100	98,710
2.75%, 5/1/25	95	93,311
3.25%, 5/1/27	95	93,579
4.35%, 5/1/26	245	244,990
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	875	721,429
Triborough Bridge and Tunnel Authority, NY, 5.00%, 5/15/52	3,000	3,491,370
		$ 27,547,756
Transportation — 9.2%
Bay Area Toll Authority, CA, Toll Bridge Revenue, (San Francisco Bay Area), 4.31%, (SIFMA + 0.45%), 4/1/26 (Put Date), 4/1/56(2)	$3,200	$ 3,171,808
Central Texas Regional Mobility Authority:
5.00%, 1/1/26	500	518,300
5.00%, 1/1/27	550	571,005
5.00%, 1/1/28	750	779,362
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,006,310
Colorado Bridge Enterprise, (Central 70 Project):
(AMT), 4.00%, 12/31/27	2,425	2,477,137
(AMT), 4.00%, 12/31/28	2,760	2,814,952
Denver City and County, CO, Airport System Revenue:
(AMT), 4.00%, 12/1/43	6,250	5,995,687
(AMT), 5.00%, 11/15/28	2,680	2,933,823
Illinois Toll Highway Authority, 5.25%, 1/1/43(3)	1,000	1,134,349
Los Angeles Department of Airports, CA, (Los Angeles International Airport):
(AMT), 5.00%, 5/15/25	3,220	3,329,738

Eaton Vance
Municipal Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation (continued)
Los Angeles Department of Airports, CA, (Los Angeles International Airport): (continued)
(AMT), 5.00%, 5/15/36	$3,080	$ 3,304,809
(AMT), 5.00%, 5/15/45	5,000	5,045,300
Maryland Economic Development Corp., (Seagirt Marine Terminal), (AMT), 5.00%, 6/1/44	500	514,785
Memphis-Shelby County Airport Authority, TN, (AMT), 5.00%, 7/1/35	1,995	2,117,593
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/31	1,000	1,016,180
Port of Portland, OR, (Portland International Airport), (AMT), 5.25%, 7/1/39	1,500	1,673,790
Port of Seattle, WA, (AMT), 5.00%, 8/1/28	2,270	2,459,976
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/44	5,000	5,205,000
Texas Private Activity Bond Surface Transportation Corp., (North Tarrant Express Managed Lanes Project), 5.00%, 12/31/34	3,000	3,206,910
		$ 49,276,814
Water and Sewer — 6.4%
Austin, TX, Water and Wastewater System Revenue, 5.00%, 11/15/42	$5,000	$ 5,594,250
Fairfax County, VA, Sewer Revenue, 4.00%, 7/15/40	3,195	3,268,964
Luzerne County Industrial Development Authority, PA, (Pennsylvania-American Water Co.), (AMT), 2.45% to 12/3/29 (Put Date), 12/1/39	2,750	2,531,017
Marin Municipal Water District, CA, 4.00%, 6/15/45	4,950	4,905,252
New York City Municipal Water Finance Authority, NY, (Water and Sewer System):
4.125%, 6/15/47	1,250	1,240,663
5.25%, 6/15/46	5,000	5,672,950
5.25%, 6/15/52(5)	3,000	3,361,230
San Francisco City and County Public Utilities Commission, CA, Wastewater Revenue, Green Bonds, 4.00% to 10/1/29 (Put Date), 10/1/48	3,000	3,225,150
Tacoma, WA, Sewer Revenue, 4.00%, 12/1/48	2,500	2,428,900
Walton County Water and Sewerage Authority, GA, 5.00%, 2/1/53	2,000	2,208,460
		$ 34,436,836
Total Tax-Exempt Municipal Obligations (identified cost $517,542,004)		$512,637,515

Taxable Municipal Obligations — 6.7%
Security	Principal Amount (000's omitted)	Value
Education — 0.2%
Harris County Cultural Education Facilities Finance Corp., TX, (Baylor College of Medicine), 1.593%, 11/15/23	$795	$ 778,679
		$ 778,679
Electric Utilities — 0.4%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$ 1,992,640
		$ 1,992,640
General Obligations — 2.6%
Atlantic City, NJ, 7.00%, 3/1/28	$2,105	$ 2,228,395
Chicago, IL:
7.375%, 1/1/33	3,250	3,533,595
7.781%, 1/1/35	2,600	2,942,888
Collin County, TX, 1.683%, 2/15/30	100	83,481
Larkspur-Corte Madera School District, CA, (Election of 2011 and 2014), 2.002%, 8/1/33	650	510,165
Marin Community College District, CA, 2.14%, 8/1/34	1,500	1,195,500
Maryland, 0.41%, 8/1/23	2,000	1,976,480
Mattawan Consolidated School, MI, 1.966%, 5/1/32	1,100	891,638
Puerto Rico, GO Contingent Value Instrument, 0.00%, 11/1/43	1,384	652,229
		$ 14,014,371
Insured - General Obligations — 0.7%
Altoona Area School District, PA, (BAM), 2.288%, 12/1/34	$750	$ 589,200
Detroit, MI, (AMBAC), 5.15%, 4/1/25	3,371	3,296,038
		$ 3,885,238
Insured - Special Tax Revenue — 0.9%
Bexar County, TX, Venue Project Revenue, (AGM), 2.434%, 8/15/33	$1,505	$ 1,201,351
Rio Elementary School District Community Facilities District No. 1, CA, (BAM), 2.457%, 9/1/32	1,500	1,211,670
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,013,294
Successor Agency to San Bernardino County Redevelopment Agency, CA:
(AGM), 3.50%, 9/1/23	510	506,700
(AGM), 3.75%, 9/1/25	500	486,120
(AGM), 4.00%, 9/1/26	500	487,090
		$ 4,906,225

Eaton Vance
Municipal Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care — 0.1%
Berks County Industrial Development Authority, PA, (Highlands at Wyomissing), 3.95%, 5/15/24	$500	$ 494,885
		$ 494,885
Special Tax Revenue — 1.0%
Massachusetts School Building Authority, Social Bonds, 1.753%, 8/15/30	$2,000	$ 1,707,820
Ohio County Commission, WV, (Fort Henry Economic Opportunity Development District - The Highlands), 5.25%, 3/1/31	335	321,563
Successor Agency to San Jose Redevelopment Agency, CA, 3.375%, 8/1/34	3,900	3,565,263
		$ 5,594,646
Water and Sewer — 0.8%
Metropolitan Water District of Southern California, (SPA: TD Bank, N.A.), 4.87%, 7/1/37(6)	$4,500	$ 4,500,000
		$ 4,500,000
Total Taxable Municipal Obligations (identified cost $36,833,838)		$ 36,166,684
Total Investments — 103.8% (identified cost $562,640,912)		$557,020,753
Other Assets, Less Liabilities — (3.8)%		$(20,640,651)
Net Assets — 100.0%		$536,380,102
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2023, the aggregate value of these securities is $36,560,385 or 6.8% of the Fund's net assets.
(2)	Floating rate security. The stated interest rate represents the rate in effect at April 30, 2023.
(3)	When-issued security.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at April 30, 2023.
(5)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(6)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at April 30, 2023.
At April 30, 2023, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:
California	15.1%
New York	11.1%
Others, representing less than 10% individually	76.2%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At April 30, 2023, 10.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.1% to 6.7% of total investments.
Abbreviations:
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
LIBOR	– London Interbank Offered Rate
NPFG	– National Public Finance Guarantee Corp.
PSF	– Permanent School Fund
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
Currency Abbreviations:
USD	– United States Dollar

Eaton Vance
Municipal Opportunities Fund
April 30, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at April 30, 2023.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At April 30, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 7,763,825	$ —	$ 7,763,825
Tax-Exempt Mortgage-Backed Securities	—	452,729	—	452,729
Tax-Exempt Municipal Obligations	—	512,637,515	—	512,637,515
Taxable Municipal Obligations	—	36,166,684	—	36,166,684
Total Investments	$ —	$557,020,753	$ —	$557,020,753
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.